Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
TradersAI Large Cap Equity & Cash ETF
Shareholder Report [Line Items]
Fund Name	TradersAI Large Cap Equity & Cash ETF
Class Name	TradersAI Large Cap Equity & Cash ETF
Trading Symbol	HFSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TradersAI Large Cap Equity & Cash ETF (the "Fund") for the period October 23, 2024 (the Fund's “Inception”) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradersaietfs.com. You can also request this information by contacting us at 844-679-9559 or by writing to the TradersAI Large Cap Equity & Cash ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	844-679-9559
Additional Information Website	www.tradersaietfs.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TradersAI Large Cap Equity & Cash ETF	$104	1.25%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The year-to-date 2025 can be described as a year of monetary inflection, AI infrastructure boom and broadening equity leadership. While the broader S&P 500 advanced over 10%—driven by rate cuts, AI infrastructure boom, and broad sector participation— The rally has been characterized by fragility beneath the surface. Year-to-date, the S&P 500 has oscillated between early-year instability and mid-year calm, with intermittent spikes keeping investors on edge.

The HFSP ETF faced performance headwinds amid a challenging backdrop for intraday and tactical trading strategies to navigate episodic volatility while capitalizing on intraday market inefficiencies:

1. Intraday Strategy in a Historically High Volatility Environment

HFSP’s approach relies on exploiting intraday market inefficiencies during moderately high market volatility. The tariffs driven historic volatility onset in April and May have proven outside of the normal volatility distribution ranges, leading to indeterminate states of our models, which lead to our performance lagging the market’s eye-popping reversal over a very short period of time.

2. Limited Upside Capture During Broad Market Rallies

While the S&P 500 surged over 10% YTD, HFSP’s tactical allocation between equity and cash meant it underperformed since the fund’s intraday models could not fully capture the multi-day rallies with compressed volatility.

3. Trading Frequency and Cost Implications

HFSP’s strategy involves entering and exiting positions almost on a daily basis, which—while designed to exploit short-term inefficiencies—resulted in elevated operational costs and opportunity costs. Frequent trading increased transaction expenses and limited the fund’s ability to participate in longer-duration trends that drove broader market gains.

Despite the historic volatility the markets experienced from the so called “Liberation Day” macro shocks. HFSP continued to deliver returns with very low correlation to the returns of the S&P 500 Index, thus delivering on the main USP of HFSP: “Non-correlated/Low-correlated Returns without sacrificing liquidity”. HFSP remains committed to its quant-driven approach, seeking alpha through disciplined execution and real-time market responsiveness.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (10/23/2024)
TradersAI Large Cap Equity & Cash ETF	-6.01%
S&P 500 Total Return Index	12.69%

Performance Inception Date	Oct. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	www.tradersaietfs.com
Net Assets	$ 926,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 10,670
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$926
Number of Holdings	7
Total Advisory Fee	$10,670
Portfolio Turnover Rate	0%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]	Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
E-mini S&P 500 Index Put Option, Expiration: September 2025; Exercise Price: $6,490.00	2.6
E-mini S&P 500 Index Call Option, Expiration: September 2025; Exercise Price: $6,480.00	2.2
E-mini S&P 500 Index Put Option, Expiration: September 2025; Exercise Price: $6,485.00	-1.4
E-mini S&P 500 Index Call Option, Expiration: September 2025; Exercise Price: $6,490.00	-0.9
E-mini S&P 500 Index Future; December 2025	-0.3
E-mini S&P 500 Index Future; September 2025	-0.1